SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Receivables Note 7(a)	$ 137	$ 137	$ 2
Employees and payroll accruals	70	46
Short term loan	89	89	44
Convertible loan Note 7(c)	24	32
Receivables	127	137
Convertible loan	$ 24	$ 32